Equity Method Investment in Smackover Lithium - Changes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Equity Method Investment in Joint Ventures
Beginning, Balance	$ 146,865	$ 146,158
Capital Contributions		29,068
Loss from investment in joint ventures	(707)	(6,358)	$ (707)	$ (158)
Ending, Balance	146,158	168,868	146,158	146,865
Texas Lithium
Equity Method Investment in Joint Ventures
Beginning, Balance	51,946	51,894
Capital Contributions		12,925
Loss from investment in joint ventures	(52)	(1,116)	(52)
Ending, Balance	51,894	63,703	51,894	51,946
SWA Lithium
Equity Method Investment in Joint Ventures
Beginning, Balance	94,919	94,264
Capital Contributions		16,143
Loss from investment in joint ventures	(655)	(5,242)	(655)
Ending, Balance	$ 94,264	$ 105,165	$ 94,264	$ 94,919